AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 77.7%

COMMON STOCKS - 77.7%

Aerospace & Defense - 2.7%
BWX Technologies, Inc.(a)	16,470	1,234,921
Curtiss-Wright Corp.(a)	5,795	1,133,676
General Dynamics Corp.(a)	5,490	1,213,125
Huntington Ingalls Industries, Inc.(a)	5,490	1,123,144
Lockheed Martin Corp.(a)	2,745	1,122,595
Northrop Grumman Corp.(a)	2,745	1,208,322
RTX Corp.(a)	14,030	1,009,739
		8,045,522
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.(a)	12,810	1,103,325

Banks - 2.6%
Commerce Bancshares, Inc.(a)	24,095	1,156,078
Cullen/Frost Bankers, Inc.(a)	12,505	1,140,581
First Financial Bankshares, Inc.(a)	42,090	1,057,301
First Horizon Corp.(a)	97,905	1,078,913
Prosperity Bancshares, Inc.(a)	21,350	1,165,283
UMB Financial Corp.(a)	18,910	1,173,366
United Bankshares, Inc.(a)	40,870	1,127,603
		7,899,125
Biotechnology - 4.7%
AbbVie, Inc.(a)	8,235	1,227,509
Alkermes plc*(a)	44,225	1,238,742
Amgen, Inc.(a)	4,575	1,229,577
Apellis Pharmaceuticals, Inc.*(a)	28,060	1,067,402
Biogen, Inc.*(a)	4,575	1,175,821
Gilead Sciences, Inc.(a)	15,555	1,165,692
Horizon Therapeutics plc*(a)	10,675	1,234,991
Incyte Corp.*(a)	18,605	1,074,811
Neurocrine Biosciences, Inc.*(a)	11,285	1,269,562
Seagen, Inc.*(a)	5,795	1,229,409
United Therapeutics Corp.*(a)	5,185	1,171,136
Vertex Pharmaceuticals, Inc.*(a)	3,355	1,166,668
		14,251,320
Building Products - 0.4%
Carlisle Cos., Inc.(a)	4,575	1,186,115

Capital Markets - 0.8%
Cboe Global Markets, Inc.(a)	7,930	1,238,745
CME Group, Inc.(a)	5,795	1,160,275
		2,399,020
Chemicals - 2.3%
Air Products and Chemicals, Inc.(a)	4,270	1,210,118
CF Industries Holdings, Inc.(a)	15,860	1,359,836
Corteva, Inc.(a)	23,790	1,217,096
FMC Corp.(a)	13,725	919,163
Linde plc(a)	3,050	1,135,668
NewMarket Corp.(a)	2,745	1,249,085
		7,090,966
Investments	Shares	Value ($)
Commercial Services & Supplies - 1.6%
RB Global, Inc.	20,130	1,258,125
Republic Services, Inc.(a)	8,235	1,173,570
Rollins, Inc.(a)	30,195	1,127,179
Waste Management, Inc.(a)	7,625	1,162,355
		4,721,229
Communications Equipment - 2.4%
Arista Networks, Inc.*	6,710	1,234,171
Ciena Corp.*(a)	28,670	1,354,944
Cisco Systems, Inc.(a)	21,350	1,147,776
Juniper Networks, Inc.(a)	42,700	1,186,633
Lumentum Holdings, Inc.*(a)	23,485	1,061,052
Motorola Solutions, Inc.(a)	4,270	1,162,465
		7,147,041
Construction & Engineering - 1.2%
EMCOR Group, Inc.	5,490	1,155,041
MDU Resources Group, Inc.(a)	60,085	1,176,465
WillScot Mobile Mini Holdings Corp.*	29,585	1,230,440
		3,561,946
Consumer Staples Distribution & Retail - 0.4%
Albertsons Cos., Inc., Class A(a)	54,290	1,235,097

Containers & Packaging - 2.0%
Amcor plc(a)	126,880	1,162,221
AptarGroup, Inc.	9,455	1,182,253
Crown Holdings, Inc.(a)	13,420	1,187,402
Graphic Packaging Holding Co.	55,205	1,229,967
Silgan Holdings, Inc.	26,840	1,157,072
		5,918,915
Distributors - 0.4%
Genuine Parts Co.(a)	7,930	1,144,933

Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc.*(a)	10,675	1,247,694
H&R Block, Inc.(a)	30,195	1,300,197
Service Corp. International(a)	18,910	1,080,517
		3,628,408
Diversified REITs - 0.3%
WP Carey, Inc., REIT(a)	18,605	1,006,158

Diversified Telecommunication Services - 0.8%
AT&T, Inc.(a)	85,095	1,278,127
GCI Liberty, Inc.‡	(6,956)	—
Verizon Communications, Inc.(a)	35,990	1,166,436
		2,444,563
Electric Utilities - 1.9%
American Electric Power Co., Inc.(a)	15,250	1,147,105
Duke Energy Corp.(a)	13,420	1,184,449
Evergy, Inc.	21,350	1,082,445
PNM Resources, Inc.(a)	27,450	1,224,544
Southern Co. (The)(a)	17,690	1,144,897
		5,783,440
Electrical Equipment - 0.4%
Eaton Corp. plc	5,185	1,105,857

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.*(a)	9,150	1,145,946
Avnet, Inc.(a)	24,400	1,175,836
CDW Corp.(a)	5,795	1,169,199
Corning, Inc.(a)	36,905	1,124,496
Crane NXT Co.(a)	20,130	1,118,624
Jabil, Inc.(a)	10,675	1,354,551
Teledyne Technologies, Inc.*(a)	2,745	1,121,552
		8,210,204
Entertainment - 1.2%
Activision Blizzard, Inc.(a)	13,115	1,227,957
Electronic Arts, Inc.(a)	10,065	1,211,826
Madison Square Garden Sports Corp., Class A(a)	6,710	1,182,973
		3,622,756
Financial Services - 0.4%
Radian Group, Inc.(a)	44,530	1,118,148

Food Products - 3.4%
Campbell Soup Co.(a)	28,670	1,177,764
Conagra Brands, Inc.(a)	39,955	1,095,566
Flowers Foods, Inc.	50,935	1,129,738
General Mills, Inc.(a)	17,690	1,131,983
Hershey Co. (The)(a)	5,490	1,098,439
J M Smucker Co. (The)(a)	8,540	1,049,652
Kellogg Co.(a)	19,520	1,161,635
Kraft Heinz Co. (The)(a)	35,685	1,200,443
Lancaster Colony Corp.(a)	7,320	1,208,020
		10,253,240
Gas Utilities - 0.7%
ONE Gas, Inc.(a)	16,165	1,103,746
Southwest Gas Holdings, Inc.(a)	18,910	1,142,353
		2,246,099
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings, Inc.(a)	22,265	1,116,590
Landstar System, Inc.(a)	6,405	1,133,300
		2,249,890
Health Care Equipment & Supplies - 0.4%
Hologic, Inc.*(a)	15,860	1,100,684

Health Care Providers & Services - 2.8%
Chemed Corp.(a)	2,440	1,268,068
DaVita, Inc.*(a)	11,895	1,124,434
HealthEquity, Inc.*(a)	17,690	1,292,255
Humana, Inc.(a)	2,440	1,187,109
McKesson Corp.	2,745	1,193,663
Premier, Inc., Class A(a)	55,205	1,186,907
UnitedHealth Group, Inc.	2,440	1,230,224
		8,482,660
Health Care REITs - 0.8%
Omega Healthcare Investors, Inc., REIT(a)	39,345	1,304,680
Physicians Realty Trust, REIT(a)	88,755	1,081,924
		2,386,604
Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 3.0%
Choice Hotels International, Inc.(a)	9,455	1,158,332
Darden Restaurants, Inc.(a)	7,625	1,092,052
McDonald’s Corp.(a)	4,270	1,124,889
Starbucks Corp.(a)	12,505	1,141,331
Texas Roadhouse, Inc.(a)	11,590	1,113,799
Wendy’s Co. (The)(a)	59,475	1,213,885
Wyndham Hotels & Resorts, Inc.(a)	16,165	1,124,114
Yum! Brands, Inc.(a)	9,455	1,181,308
		9,149,710
Household Durables - 0.6%
NVR, Inc.*	305	1,818,807

Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	40,260	1,335,827

Industrial Conglomerates - 0.4%
Honeywell International, Inc.(a)	6,405	1,183,260

Insurance - 8.6%
Allstate Corp. (The)(a)	11,285	1,257,262
Arch Capital Group Ltd.*(a)	16,165	1,288,512
Assurant, Inc.	8,845	1,269,965
Axis Capital Holdings Ltd.(a)	21,960	1,237,885
Chubb Ltd.(a)	6,100	1,269,898
Enstar Group Ltd.*(a)	4,880	1,180,960
Erie Indemnity Co., Class A(a)	4,270	1,254,483
Everest Group Ltd.(a)	3,355	1,246,953
Globe Life, Inc.(a)	10,675	1,160,693
Hanover Insurance Group, Inc. (The)(a)	11,285	1,252,409
Hartford Financial Services Group, Inc. (The)(a)	16,775	1,189,515
Progressive Corp. (The)	9,150	1,274,595
Reinsurance Group of America, Inc.(a)	8,540	1,239,923
RenaissanceRe Holdings Ltd.(a)	6,710	1,328,043
RLI Corp.(a)	9,455	1,284,840
Ryan Specialty Holdings, Inc., Class A*(a)	25,620	1,240,008
Selective Insurance Group, Inc.(a)	12,200	1,258,674
Travelers Cos., Inc. (The)(a)	7,625	1,245,239
Unum Group	24,400	1,200,236
W R Berkley Corp.(a)	19,825	1,258,689
White Mountains Insurance Group Ltd.(a)	610	912,371
		25,851,153
IT Services - 1.2%
Amdocs Ltd.(a)	13,725	1,159,625
Gartner, Inc.*(a)	3,355	1,152,812
International Business Machines Corp.(a)	8,235	1,155,370
		3,467,807
Machinery - 1.6%
Chart Industries, Inc.*(a)	7,015	1,186,377
Donaldson Co., Inc.	19,825	1,182,363
PACCAR, Inc.(a)	14,030	1,192,831

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)
Snap-on, Inc.(a)	4,575	1,166,899
		4,728,470
Media - 1.1%
Comcast Corp., Class A(a)	26,230	1,163,038
Fox Corp., Class A(a)	36,905	1,151,436
TEGNA, Inc.(a)	74,115	1,079,856
		3,394,330
Multi-Utilities - 0.7%
Consolidated Edison, Inc.	13,420	1,147,813
Dominion Energy, Inc.(a)	24,705	1,103,572
		2,251,385
Office REITs - 0.8%
COPT Defense Properties, REIT(a)	47,580	1,133,831
Equity Commonwealth, REIT(a)	63,745	1,170,996
		2,304,827
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.(a)	7,320	1,214,827
Chesapeake Energy Corp.	14,030	1,209,807
Chevron Corp.(a)	7,625	1,285,728
HF Sinclair Corp.(a)	21,350	1,215,455
Marathon Petroleum Corp.(a)	8,540	1,292,444
Range Resources Corp.	38,125	1,235,631
Texas Pacific Land Corp.(a)	610	1,112,372
		8,566,264
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.(a)	19,520	1,132,941
Johnson & Johnson(a)	7,320	1,140,090
Merck & Co., Inc.(a)	10,980	1,130,391
Perrigo Co. plc(a)	33,245	1,062,178
		4,465,600
Professional Services - 3.4%
Booz Allen Hamilton Holding Corp.(a)	10,370	1,133,130
CACI International, Inc., Class A*(a)	3,660	1,148,984
FTI Consulting, Inc.*(a)	6,405	1,142,716
Genpact Ltd.(a)	32,635	1,181,387
Insperity, Inc.(a)	11,895	1,160,952
KBR, Inc.(a)	19,825	1,168,485
Leidos Holdings, Inc.(a)	12,505	1,152,461
Maximus, Inc.(a)	14,945	1,116,093
Science Applications International Corp.(a)	10,065	1,062,260
		10,266,468
Residential REITs - 1.1%
AvalonBay Communities, Inc., REIT	6,710	1,152,375
Equity LifeStyle Properties, Inc., REIT(a)	17,995	1,146,462
Essex Property Trust, Inc., REIT	5,185	1,099,687
		3,398,524
Retail REITs - 1.1%
Agree Realty Corp., REIT(a)	19,520	1,078,285
NNN REIT, Inc., REIT(a)	30,805	1,088,649
Realty Income Corp., REIT(a)	21,350	1,066,219
		3,233,153
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.(a)	6,710	1,174,854
Investments	Shares	Value ($)
Cirrus Logic, Inc.*(a)	15,250	1,127,890
First Solar, Inc.*(a)	6,710	1,084,269
		3,387,013
Software - 2.7%
ACI Worldwide, Inc.*(a)	50,935	1,149,094
Aspen Technology, Inc.*(a)	6,100	1,245,986
Blackbaud, Inc.*(a)	16,470	1,158,170
Dolby Laboratories, Inc., Class A(a)	14,335	1,136,192
Gen Digital, Inc.(a)	59,170	1,046,126
Nutanix, Inc., Class A*(a)	39,345	1,372,353
PTC, Inc.*(a)	8,235	1,166,735
		8,274,656
Specialized REITs - 0.8%
Gaming and Leisure Properties, Inc., REIT(a)	26,230	1,194,777
VICI Properties, Inc., REIT(a)	39,345	1,144,939
		2,339,716
Specialty Retail - 3.6%
AutoNation, Inc.*(a)	7,625	1,154,425
AutoZone, Inc.*(a)	610	1,549,394
Dick’s Sporting Goods, Inc.	10,370	1,125,975
Murphy USA, Inc.(a)	3,660	1,250,732
O’Reilly Automotive, Inc.*(a)	1,220	1,108,809
Penske Automotive Group, Inc.(a)	7,320	1,222,879
TJX Cos., Inc. (The)	13,420	1,192,770
Tractor Supply Co.(a)	5,490	1,114,744
Ulta Beauty, Inc.*(a)	3,050	1,218,322
		10,938,050
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc., Class A*(a)	33,550	1,195,051

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.*	2,440	1,254,380
Skechers USA, Inc., Class A*	25,010	1,224,239
		2,478,619
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	8,845	1,238,742

TOTAL COMMON STOCKS (Cost $245,569,580)		234,610,697

TOTAL LONG POSITIONS (Cost $245,569,580)		234,610,697

SHORT POSITIONS - (73.8)%

COMMON STOCKS - (73.8)%

Aerospace & Defense - (0.4)%
Axon Enterprise, Inc.	(5,795)	(1,153,147)

Air Freight & Logistics - (0.4)%
GXO Logistics, Inc.	(19,215)	(1,126,960)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)

Automobile Components - (0.7)%
Fox Factory Holding Corp.	(10,980)	(1,087,898)
QuantumScape Corp.	(171,410)	(1,146,733)
		(2,234,631)
Automobiles - (0.9)%
Rivian Automotive, Inc., Class A	(57,340)	(1,392,215)
Tesla, Inc.	(4,880)	(1,221,074)
		(2,613,289)
Banks - (0.4)%
Western Alliance Bancorp	(23,485)	(1,079,605)

Beverages - (0.8)%
Boston Beer Co., Inc. (The), Class A	(3,355)	(1,306,873)
Celsius Holdings, Inc.	(6,405)	(1,099,098)
		(2,405,971)
Biotechnology - (1.1)%
Blueprint Medicines Corp.	(24,095)	(1,210,051)
Exact Sciences Corp.	(14,640)	(998,741)
Intellia Therapeutics, Inc.	(31,110)	(983,698)
		(3,192,490)
Broadline Retail - (0.7)%
Etsy, Inc.	(16,165)	(1,043,936)
Kohl’s Corp.	(50,325)	(1,054,812)
		(2,098,748)
Building Products - (1.4)%
Advanced Drainage Systems, Inc.	(9,455)	(1,076,263)
Builders FirstSource, Inc.	(8,845)	(1,101,114)
Fortune Brands Innovations, Inc.	(17,690)	(1,099,611)
Trex Co., Inc.	(17,080)	(1,052,640)
		(4,329,628)
Capital Markets - (6.2)%
Affiliated Managers Group, Inc.	(8,845)	(1,152,857)
Ares Management Corp.	(11,590)	(1,192,263)
BlackRock, Inc.	(1,830)	(1,183,077)
Blackstone, Inc., Class A	(11,590)	(1,241,753)
Blue Owl Capital, Inc.	(104,920)	(1,359,763)
Carlyle Group, Inc. (The)	(38,735)	(1,168,248)
Coinbase Global, Inc., Class A	(15,860)	(1,190,769)
Franklin Resources, Inc.	(45,445)	(1,117,038)
Invesco Ltd.	(76,555)	(1,111,579)
Janus Henderson Group plc	(43,920)	(1,134,014)
Jefferies Financial Group, Inc.	(33,550)	(1,228,936)
KKR & Co., Inc.	(19,520)	(1,202,432)
Lazard Ltd., Class A	(35,075)	(1,087,676)
Moody’s Corp.	(3,660)	(1,157,182)
MSCI, Inc.	(2,135)	(1,095,426)
T. Rowe Price Group, Inc.	(10,675)	(1,119,487)
		(18,742,500)
Chemicals - (1.5)%
Albemarle Corp.	(6,100)	(1,037,244)
Celanese Corp., Series A	(9,760)	(1,225,075)
Chemours Co. (The)	(35,075)	(983,854)
Scotts Miracle-Gro Co. (The)	(22,265)	(1,150,655)
		(4,396,828)
Investments	Shares	Value ($)
Commercial Services & Supplies - (0.4)%
Tetra Tech, Inc.	(7,320)	(1,112,860)

Consumer Finance - (1.9)%
Ally Financial, Inc.	(45,140)	(1,204,335)
Capital One Financial Corp.	(11,590)	(1,124,809)
Credit Acceptance Corp.	(2,440)	(1,122,693)
OneMain Holdings, Inc.	(29,280)	(1,173,835)
SoFi Technologies, Inc.	(142,740)	(1,140,493)
		(5,766,165)
Consumer Staples Distribution & Retail - (2.3)%
Costco Wholesale Corp.	(2,135)	(1,206,189)
Performance Food Group Co.	(18,910)	(1,113,043)
Sprouts Farmers Market, Inc.	(29,585)	(1,266,238)
Sysco Corp.	(16,775)	(1,107,989)
Target Corp.	(9,455)	(1,045,439)
US Foods Holding Corp.	(29,280)	(1,162,416)
		(6,901,314)
Electric Utilities - (1.8)%
ALLETE, Inc.	(21,045)	(1,111,176)
Edison International	(16,775)	(1,061,690)
Exelon Corp.	(29,280)	(1,106,491)
NextEra Energy, Inc.	(17,385)	(995,986)
NRG Energy, Inc.	(31,415)	(1,210,106)
		(5,485,449)
Electrical Equipment - (1.8)%
Generac Holdings, Inc.	(9,760)	(1,063,450)
Rockwell Automation, Inc.	(3,965)	(1,133,474)
Shoals Technologies Group, Inc., Class A	(60,695)	(1,107,684)
Sunrun, Inc.	(84,180)	(1,057,301)
Vertiv Holdings Co.	(30,805)	(1,145,946)
		(5,507,855)
Electronic Equipment, Instruments & Components - (0.3)%
Coherent Corp.	(32,635)	(1,065,206)

Energy Equipment & Services - (1.6)%
Baker Hughes Co.	(32,635)	(1,152,668)
Halliburton Co.	(30,500)	(1,235,250)
NOV, Inc.	(56,730)	(1,185,657)
Schlumberger NV	(20,435)	(1,191,361)
		(4,764,936)
Entertainment - (0.8)%
ROBLOX Corp., Class A	(43,310)	(1,254,258)
Roku, Inc.	(15,250)	(1,076,497)
		(2,330,755)
Financial Services - (2.7)%
Affirm Holdings, Inc.	(65,575)	(1,394,780)
Apollo Global Management, Inc.	(14,030)	(1,259,333)
Block, Inc., Class A	(21,045)	(931,452)
Global Payments, Inc.	(9,455)	(1,091,012)
PayPal Holdings, Inc.	(19,215)	(1,123,309)
Shift4 Payments, Inc., Class A	(21,045)	(1,165,262)
Toast, Inc., Class A	(56,120)	(1,051,127)
		(8,016,275)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - (0.4)%
UGI Corp.	(50,935)	(1,171,505)

Ground Transportation - (1.1)%
Avis Budget Group, Inc.	(5,185)	(931,693)
Lyft, Inc., Class A	(114,375)	(1,205,512)
XPO, Inc.	(16,775)	(1,252,422)
		(3,389,627)
Health Care Equipment & Supplies - (2.1)%
Align Technology, Inc.	(3,355)	(1,024,349)
Dentsply Sirona, Inc.	(31,110)	(1,062,718)
ICU Medical, Inc.	(8,540)	(1,016,345)
Intuitive Surgical, Inc.	(3,965)	(1,158,930)
Novocure Ltd.	(63,135)	(1,019,630)
STAAR Surgical Co.	(27,450)	(1,102,941)
		(6,384,913)
Health Care Providers & Services - (0.3)%
Guardant Health, Inc.	(30,805)	(913,060)

Health Care REITs - (0.3)%
Medical Properties Trust, Inc., REIT	(166,530)	(907,589)

Health Care Technology - (1.1)%
Doximity, Inc., Class A	(50,020)	(1,061,425)
Teladoc Health, Inc.	(53,070)	(986,571)
Veeva Systems, Inc., Class A	(6,100)	(1,241,045)
		(3,289,041)
Hotel & Resort REITs - (0.4)%
Host Hotels & Resorts, Inc., REIT	(74,420)	(1,195,929)

Hotels, Restaurants & Leisure - (3.0)%
Airbnb, Inc., Class A	(9,455)	(1,297,321)
Caesars Entertainment, Inc.	(22,570)	(1,046,120)
Carnival Corp.	(74,725)	(1,025,227)
DoorDash, Inc., Class A	(14,945)	(1,187,679)
DraftKings, Inc., Class A	(41,785)	(1,230,150)
MGM Resorts International	(29,280)	(1,076,333)
Norwegian Cruise Line Holdings Ltd.	(70,455)	(1,161,098)
Royal Caribbean Cruises Ltd.	(11,895)	(1,096,005)
		(9,119,933)
Household Durables - (0.7)%
Mohawk Industries, Inc.	(11,895)	(1,020,710)
Newell Brands, Inc.	(117,425)	(1,060,348)
		(2,081,058)
Independent Power and Renewable Electricity Producers - (0.7)%
AES Corp. (The)	(65,575)	(996,740)
Clearway Energy, Inc., Class C	(46,665)	(987,431)
		(1,984,171)
Industrial REITs - (0.3)%
Prologis, Inc., REIT	(9,455)	(1,060,946)

Insurance - (0.4)%
Lincoln National Corp.	(46,360)	(1,144,628)
Investments	Shares	Value ($)
Interactive Media & Services - (1.1)%
Match Group, Inc.	(26,535)	(1,039,509)
Snap, Inc., Class A	(124,440)	(1,108,760)
ZoomInfo Technologies, Inc., Class A	(65,880)	(1,080,432)
		(3,228,701)
IT Services - (1.6)%
Cloudflare, Inc., Class A	(18,910)	(1,192,086)
MongoDB, Inc.	(3,355)	(1,160,360)
Okta, Inc.	(16,470)	(1,342,470)
Twilio, Inc., Class A	(20,130)	(1,178,209)
		(4,873,125)
Leisure Products - (0.7)%
Peloton Interactive, Inc., Class A	(200,690)	(1,013,485)
YETI Holdings, Inc.	(25,010)	(1,205,982)
		(2,219,467)
Life Sciences Tools & Services - (2.8)%
10X Genomics, Inc., Class A	(25,010)	(1,031,662)
Azenta, Inc.	(21,960)	(1,102,172)
Charles River Laboratories International, Inc.	(5,795)	(1,135,704)
Illumina, Inc.	(7,320)	(1,004,890)
IQVIA Holdings, Inc.	(5,185)	(1,020,149)
Medpace Holdings, Inc.	(4,575)	(1,107,745)
Mettler-Toledo International, Inc.	(915)	(1,013,884)
Repligen Corp.	(7,015)	(1,115,455)
		(8,531,661)
Machinery - (1.1)%
ITT, Inc.	(11,895)	(1,164,639)
Pentair plc	(17,385)	(1,125,679)
Stanley Black & Decker, Inc.	(12,810)	(1,070,660)
		(3,360,978)
Media - (1.1)%
DISH Network Corp., Class A	(194,590)	(1,140,298)
Paramount Global, Class B	(79,910)	(1,030,839)
Trade Desk, Inc. (The), Class A	(15,555)	(1,215,623)
		(3,386,760)
Metals & Mining - (2.8)%
Alcoa Corp.	(41,175)	(1,196,545)
Cleveland-Cliffs, Inc.	(80,215)	(1,253,760)
Freeport-McMoRan, Inc.	(30,195)	(1,125,972)
MP Materials Corp.	(59,170)	(1,130,147)
Nucor Corp.	(7,015)	(1,096,795)
Steel Dynamics, Inc.	(11,590)	(1,242,680)
United States Steel Corp.	(39,345)	(1,277,926)
		(8,323,825)
Mortgage Real Estate Investment Trusts (REITs) - (0.4)%
Annaly Capital Management, Inc.	(57,950)	(1,090,040)

Multi-Utilities - (0.4)%
Public Service Enterprise Group, Inc.	(19,215)	(1,093,526)

Office REITs - (0.7)%
Cousins Properties, Inc., REIT	(52,460)	(1,068,610)
Vornado Realty Trust, REIT	(50,630)	(1,148,289)
		(2,216,899)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - (1.1)%
Equitrans Midstream Corp.	(122,000)	(1,143,140)
Matador Resources Co.	(19,215)	(1,142,908)
Ovintiv, Inc.	(25,010)	(1,189,726)
		(3,475,774)
Passenger Airlines - (1.7)%
American Airlines Group, Inc.	(79,910)	(1,023,647)
Delta Air Lines, Inc.	(27,755)	(1,026,935)
JetBlue Airways Corp.	(193,675)	(890,905)
Joby Aviation, Inc.	(162,870)	(1,050,512)
United Airlines Holdings, Inc.	(23,790)	(1,006,317)
		(4,998,316)
Personal Care Products - (0.7)%
Coty, Inc., Class A	(104,310)	(1,144,280)
Estee Lauder Cos., Inc. (The), Class A	(7,625)	(1,102,194)
		(2,246,474)
Pharmaceuticals - (0.7)%
Catalent, Inc.	(25,925)	(1,180,365)
Elanco Animal Health, Inc.	(92,415)	(1,038,745)
		(2,219,110)
Professional Services - (2.5)%
Alight, Inc., Class A	(156,770)	(1,111,499)
Ceridian HCM Holding, Inc.	(16,470)	(1,117,489)
Clarivate plc	(163,175)	(1,094,904)
Equifax, Inc.	(5,795)	(1,061,528)
Paycom Software, Inc.	(3,965)	(1,028,006)
Paylocity Holding Corp.	(5,795)	(1,052,952)
TransUnion	(14,640)	(1,051,006)
		(7,517,384)
Real Estate Management & Development - (1.3)%
CoStar Group, Inc.	(14,335)	(1,102,218)
Jones Lang LaSalle, Inc.	(7,015)	(990,378)
Opendoor Technologies, Inc.	(335,805)	(886,525)
Zillow Group, Inc., Class C	(23,180)	(1,069,989)
		(4,049,110)
Semiconductors & Semiconductor Equipment - (1.1)%
Entegris, Inc.	(12,200)	(1,145,702)
Lam Research Corp.	(1,830)	(1,146,989)
SolarEdge Technologies, Inc.	(7,320)	(948,013)
		(3,240,704)
Software - (7.8)%
AppLovin Corp., Class A	(28,975)	(1,157,841)
Asana, Inc., Class A	(55,510)	(1,016,388)
Atlassian Corp., Class A	(6,100)	(1,229,211)
BILL Holdings, Inc.	(10,980)	(1,192,099)
Confluent, Inc., Class A	(36,905)	(1,092,757)
DocuSign, Inc.	(24,705)	(1,037,610)
Elastic NV	(20,435)	(1,660,139)
Five9, Inc.	(16,775)	(1,078,632)
Gitlab, Inc., Class A	(26,230)	(1,186,121)
HashiCorp, Inc., Class A	(41,785)	(953,952)
HubSpot, Inc.	(2,440)	(1,201,700)
MicroStrategy, Inc., Class A	(3,355)	(1,101,379)
Rapid7, Inc.	(24,400)	(1,117,032)
RingCentral, Inc., Class A	(39,955)	(1,183,867)
Investments	Shares	Value ($)
Smartsheet, Inc., Class A	(29,585)	(1,197,009)
Splunk, Inc.	(10,065)	(1,472,006)
UiPath, Inc., Class A	(78,080)	(1,335,949)
Unity Software, Inc.	(33,855)	(1,062,708)
Varonis Systems, Inc.	(37,515)	(1,145,708)
Zscaler, Inc.	(8,235)	(1,281,284)
		(23,703,392)
Specialized REITs - (1.5)%
Digital Realty Trust, Inc., REIT	(9,150)	(1,107,333)
Iron Mountain, Inc., REIT	(18,910)	(1,124,199)
Lamar Advertising Co., Class A, REIT	(13,115)	(1,094,709)
National Storage Affiliates Trust, REIT	(35,075)	(1,113,281)
		(4,439,522)
Specialty Retail - (1.3)%
Chewy, Inc., Class A	(45,140)	(824,256)
Floor & Decor Holdings, Inc., Class A	(12,200)	(1,104,100)
RH	(3,355)	(886,928)
Wayfair, Inc., Class A	(18,300)	(1,108,431)
		(3,923,715)
Textiles, Apparel & Luxury Goods - (1.1)%
PVH Corp.	(14,945)	(1,143,442)
Under Armour, Inc., Class A	(156,160)	(1,069,696)
VF Corp.	(61,000)	(1,077,870)
		(3,291,008)
Trading Companies & Distributors - (1.1)%
SiteOne Landscape Supply, Inc.	(7,625)	(1,246,306)
United Rentals, Inc.	(2,440)	(1,084,751)
WESCO International, Inc.	(7,320)	(1,052,762)
		(3,383,819)
Water Utilities - (0.3)%
American Water Works Co., Inc.	(8,540)	(1,057,508)

TOTAL COMMON STOCKS (Proceeds $(260,870,247))		(222,837,830)

TOTAL SHORT POSITIONS (Proceeds $(260,870,247))		(222,837,830)

Total Investments - 3.9% (Net Cost and Proceeds $(15,300,667))		11,772,867
Other assets less liabilities - 96.1%		290,203,492
Net Assets - 100.0%		301,976,359

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $117,871,295.
‡	Security fair valued as of September 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2023

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	41,869,151	10/1/2025	Morgan Stanley	5.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	(225,750)
USD	(39,220,584)	10/1/2025	Morgan Stanley	4.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	(102,072)
							(327,822)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of September 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.3%

Broadline Retail - 0.5%
Amazon.com, Inc.*	140	17,797

Commercial Services & Supplies - 1.1%
Republic Services, Inc.	130	18,526
Waste Connections, Inc.	144	19,335
		37,861
Construction & Engineering - 7.1%
Quanta Services, Inc.	348	65,100
Vinci SA	1,696	187,759
		252,859
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA	601	20,898

Electric Utilities - 15.6%
American Electric Power Co., Inc.	363	27,305
Contact Energy Ltd.	2,886	13,907
Duke Energy Corp.	456	40,247
Edison International	929	58,796
Endesa SA	1,383	28,109
Enel SpA	4,527	27,779
Evergy, Inc.	333	16,883
Eversource Energy	477	27,738
Exelon Corp.	768	29,023
Fortis, Inc.	774	29,399
Hydro One Ltd.	581	14,792
Iberdrola SA	1,119	12,494
NextEra Energy, Inc.	1,366	78,258
OGE Energy Corp.	438	14,598
Redeia Corp. SA	1,080	16,962
Southern Co. (The)	548	35,467
SSE plc	770	15,088
Terna - Rete Elettrica Nazionale	3,506	26,375
Xcel Energy, Inc.	691	39,539
		552,759
Electrical Equipment - 2.0%
Emerson Electric Co.	472	45,581
EnerSys	141	13,349
GS Yuasa Corp.	700	12,462
		71,392
Electronic Equipment, Instruments & Components - 0.3%
Badger Meter, Inc.	82	11,797

Gas Utilities - 7.5%
APA Group	2,168	11,554
Atmos Energy Corp.	249	26,377
China Gas Holdings Ltd.	15,800	14,861
China Resources Gas Group Ltd.	7,200	20,939
Enagas SA	3,074	50,870
ENN Energy Holdings Ltd.	1,676	13,852
Investments	Shares	Value ($)
Italgas SpA	2,927	14,970
New Jersey Resources Corp.	299	12,148
ONE Gas, Inc.	342	23,352
Snam SpA	7,355	34,529
Spire, Inc.	534	30,214
UGI Corp.	598	13,754
		267,420
Ground Transportation - 3.2%
Canadian National Railway Co.	200	21,659
CSX Corp.	765	23,524
Kyushu Railway Co.	800	17,014
Union Pacific Corp.	167	34,006
West Japan Railway Co.	400	16,550
		112,753
Independent Power and Renewable Electricity Producers - 1.7%
Atlantica Sustainable Infrastructure plc	185	3,534
Capital Power Corp.	300	8,375
Clearway Energy, Inc.	585	12,379
Engie Brasil Energia SA	1,500	12,363
Innergex Renewable Energy, Inc.	2,011	15,058
Northland Power, Inc.	617	10,048
		61,757
Industrial Conglomerates - 0.7%
DCC plc	437	24,499

Industrial REITs - 1.0%
CapitaLand Ascendas REIT, REIT	7,000	14,070
STAG Industrial, Inc., REIT	606	20,913
		34,983
Interactive Media & Services - 1.1%
Alphabet, Inc., Class C*	299	39,423

Machinery - 1.7%
Alfa Laval AB	701	23,984
Hitachi Zosen Corp.	2,400	13,463
Pentair plc	360	23,310
		60,757
Multi-Utilities - 10.6%
A2A SpA	20,010	35,570
CenterPoint Energy, Inc.	264	7,088
Consolidated Edison, Inc.	181	15,481
E.ON SE	1,502	17,792
Engie SA	921	14,122
National Grid plc	9,551	114,008
REN - Redes Energeticas Nacionais SGPS SA	7,079	18,095
Sempra	1,905	129,597
Veolia Environnement SA	878	25,401
		377,154
Oil, Gas & Consumable Fuels - 20.5%
Cheniere Energy, Inc.	709	117,666
Enbridge, Inc.	6,702	222,290
Keyera Corp.	1,743	40,923

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)
Kinder Morgan, Inc.	7,480	124,018
ONEOK, Inc.	1,842	116,838
Pembina Pipeline Corp.	673	20,236
Williams Cos., Inc. (The)	2,569	86,550
		728,521
Software - 1.5%
Microsoft Corp.	114	35,995
Oracle Corp.	167	17,689
		53,684
Specialized REITs - 6.0%
American Tower Corp., REIT	511	84,034
Crown Castle, Inc., REIT	197	18,130
Equinix, Inc., REIT	59	42,849
Iron Mountain, Inc., REIT	831	49,403
Keppel DC REIT, REIT	12,700	19,343
		213,759
Transportation Infrastructure - 12.5%
Aena SME SA	881	132,517
Atlas Arteria Ltd.	5,633	20,019
Flughafen Zurich AG (Registered)	141	26,885
Getlink SE	673	10,723
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	299	25,986
Grupo Aeroportuario del Pacifico SAB de CV, ADR	161	26,463
Grupo Aeroportuario del Sureste SAB de CV, ADR	122	29,977
Kamigumi Co. Ltd.	912	18,786
Qube Holdings Ltd.	4,299	7,929
Salik Co. PJSC	26,481	23,872
Shenzhen Expressway Corp. Ltd., Class H	14,000	11,433
Transurban Group	8,881	72,322
Yuexiu Transport Infrastructure Ltd.	40,000	21,132
Zhejiang Expressway Co. Ltd., Class H	22,000	16,390
		444,434
Water Utilities - 3.1%
American Water Works Co., Inc.	703	87,052
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR*	993	12,035
Essential Utilities, Inc.	263	9,029
		108,116
TOTAL COMMON STOCKS (Cost $3,652,750)		3,492,623

MASTER LIMITED PARTNERSHIPS - 1.7%

Multi-Utilities - 0.9%
Brookfield Infrastructure Partners LP (Cost $34,838)	1,022	30,047

Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP (Cost $19,868)	2,014	28,256
Investments	Shares	Value ($)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $54,706)		58,303
Total Investments - 100.0% (Cost $3,707,456)		3,550,926
Other assets less liabilities - 0.0%(a)		1,379
Net Assets - 100.0%		3,552,305

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

AGF Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of September 30, 2023:
Australia	3.2%
Brazil	0.7%
Canada	11.6%
China	2.8%
France	6.7%
Germany	0.5%
Italy	3.9%
Japan	2.2%
Mexico	2.3%
New Zealand	0.4%
Portugal	0.5%
Singapore	0.9%
Spain	7.5%
Sweden	0.7%
Switzerland	0.8%
United Arab Emirates	0.7%
United Kingdom	4.3%
United States	50.3%
100.0%

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2023 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2023 for each Fund based upon the three levels defined above:

AGF U.S. Market Neutral Anti-Beta Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments
Assets
Common Stocks**	$234,610,697	$—	$—	*	$234,610,697
Liabilities
Common Stocks**	(222,837,830)	—	—		(222,837,830)
Total Investments	$11,772,867	$—	$—		$11,772,867
Other Financial Instruments
Swap Agreements***	—	(327,822)	—		(327,822)
Total Other Financial Instruments	$—	$(327,822)	$—		$(327,822)

AGF Global Infrastructure ETF
Investments
Common Stocks
Construction & Engineering	$65,100	$187,759	$—		$252,859
Diversified Telecommunication Services	—	20,898	—		20,898
Electric Utilities	412,045	140,714	—		552,759
Electrical Equipment	58,930	12,462	—		71,392
Gas Utilities	105,845	161,575	—		267,420
Ground Transportation	79,189	33,564	—		112,753
Industrial Conglomerates	—	24,499	—		24,499
Industrial REITs	20,913	14,070	—		34,983
Machinery	23,310	37,447	—		60,757
Multi-Utilities	152,166	224,988	—		377,154
Specialized REITs	194,416	19,343	—		213,759
Transportation Infrastructure	82,426	362,008	—		444,434
Other**	1,058,956	—	—		1,058,956
Master Limited Partnerships	58,303	—	—		58,303
Total Investments	$2,311,599	$1,239,327	$—		$3,550,926

*	Security has zero value.
**	See Schedules of Investments for segregation by industry.
***	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.